Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Net operating losses	$ 29,509,842	$ 9,728,136
Nonqualified stock options	1,307,113	382,974
Depreciation and amortization	473,380	452,388
Other	26,265	26,264
Gross deferred tax assets	31,316,600	10,589,762
Acquired intangible assets	(3,269,763)	(5,593,787)
Net deferred tax assets	28,046,837	4,995,975
Valuation allowance	(28,046,837)	(6,866,836)
Deferred tax liabilities, net		$ (1,870,861)